Share capital	3 Months Ended
Mar. 31, 2020
Share Capital
NOTE 3 - Share capital

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a)	Private placements:
There is no private placement during the first quarter of 2020.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled. As of March 31, 2020, 1 million options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the three-month period ended March 31, 2020 and for options outstanding and exercisable at the end of the three-month period ended March 31, 2020, the weighted average exercise price and the weighted average years to expiration.

		Options
		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2019	6,090,000	$1.78	5.61
Expired	–	–
Cancelled	–	–	–
Granted	410,000	2.34	9.69
Outstanding, March 31, 2020	6,500,000	$1.81	5.62
Options exercisable	6,175,416	$1.78	5.41

(c)	Stock-based compensation:

Stock -based compensation includes stock and stock option granted to employees and contractors for their service.

	Three months
	ended March 31,
Employee and contractor expense	2020	2019
Stock and stock option compensation granted in
2015	428,878	677,434
2018	-	13,038
2020	178,632	-
Total stock-based compensation expense recognized	$607,510	$690,472

The stock-based compensation expense is disaggregated in the statements of operations and comprehensive loss as follows:

	Three months
	ended March 31,
	2020	2019
Stock-based compensation pertaining to general and administrative expenses	$214,439	$338,717
Stock-based compensation pertaining to research and development expenses	393,071	351,755
Total	$607,510	$690,472

(d)	Warrants :

In the first quarter of 2019, the Corporation issued 2,500,000 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five years term. The warrant was valued at $200,000 and recorded as part of Additional paid in capital.

No warrant was issued during the three-month period ended March 31, 2020.